Intangible assets, net	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Intangible assets, net

7. Intangible assets, net

The following is a summary of intangible assets, net (in thousands):

	As of December 31, 2020
	Gross	Accumulated	Net
	carrying value	amortization	carrying value
	RMB	RMB	RMB
Software	3,083	(653)	2,430
License	54,904	(33,857)	21,047
Others	9	(8)	1
Total	57,996	(34,518)	23,478

7. Intangible assets, net (Continued)

	As of December 31, 2021
	Gross	Accumulated	Net
	carrying value	amortization	carrying value
	RMB	RMB	RMB
Software	3,083	(961)	2,122
License	54,904	(44,839)	10,065
Content	31,500	(3,150)	28,350
Brand name	25,000	(950)	24,050
Technology	4,000	(280)	3,720
Others	9	(8)	1
Total	118,496	(50,188)	68,308

Amortization expenses were RMB11.2 million, RMB11.5 million and RMB15.7 million for the years ended December 31, 2019, 2020 and 2021, respectively. No impairment charge was recognized for any of the years presented.

As of December 31, 2021, estimated amortization expense for intangible assets subject to amortization is as follows (in thousands):

RMB
2022	19,974
2023	9,908
2024	9,908
2025	9,908
2026	6,478
Thereafter	12,132
Total	68,308